Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 06-0383750-100 [Member]
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event
Note 10. Subsequent Events
Management has evaluated events subsequent to December 31, 2025, through the date the financial statements were issued, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.